Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Money Market Reserves
Entity Central Index Key	0000106830
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000012240
Shareholder Report [Line Items]
Fund Name	Cash Reserves Federal Money Market Fund
Class Name	Admiral™ Shares
Trading Symbol	VMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
AssetsNet	$ 122,755,000,000
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 1,185,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$122,755
Number of Portfolio Holdings	273
Total Investment Advisory Fees (in thousands)	$1,185

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	43.2%
8 to 30 Days	18.0%
31 to 60 Days	22.1%
61 to 90 Days	6.3%
91 to 180 Days	11.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(1.5%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012238
Shareholder Report [Line Items]
Fund Name	Federal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VMFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
AssetsNet	$ 361,670,000,000
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 3,351,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$361,670
Number of Portfolio Holdings	273
Total Investment Advisory Fees (in thousands)	$3,351

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	44.6%
8 to 30 Days	17.5%
31 to 60 Days	21.5%
61 to 90 Days	6.0%
91 to 180 Days	11.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(1.5%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature